Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current
Cash	$ 13,857	$ 6,931
Amounts receivable	796	432
Prepaid expenses	1,161	811
Total current assets	15,814	8,174
Non-Current
Restricted cash deposits	10,286
Amounts receivable	1,796	2,533
Mineral Property, Plant and Equipment	433,548	395,205
Intangible	24,185	3,130
Total assets	485,629	409,042
Current
Accounts payable and accruals	4,013	3,630
Convertible debt	56,984	49,067
Non-convertible debt	178,483	92,268
Environmental rehabilitation provision	1,693	1,266
Total Current Liabilities	241,173	146,231
Non-Current
Environmental rehabilitation provision	59,414	64,136
Total Liabilities	300,587	210,367
SHAREHOLDERS' EQUITY
Share Capital	271,269	269,516
Share Premium	1,151	1,151
Equity Reserves	62,111	60,505
Deficit	(149,489)	(132,497)
Total Shareholders' Equity	185,042	198,675
Total Liabilities and Shareholders' Equity	$ 485,629	$ 409,042